FRED ALGER MANAGEMENT, INC.
111 Fifth Avenue
New York, New York  10003

December 29, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:   Patty Williams

Re:          The Alger Institutional Funds (File Nos.: 811-7986, 33-68124)

                Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Institutional Funds (the “Trust”), transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 25 (the “Amendment”) under the Securities Act to the Fund’s Registration Statement on Form N-1A.

The Amendment is being filed to include summary prospectuses for each series of the Trust.

Should members of the staff of the Securities and Exchange Commission have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.8833 or e-mail lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss, Esq.
Lisa A. Moss, Esq.

cc:	Hal Liebes, Esq.